Derivative Instruments - Changes in OCI Related to Cash Flow Hedges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Changes in other comprehensive income related to derivative instruments classified as cash flow hedges
Balance at beginning of period	$ (3,534)	$ (2,191)	$ (2,968)	$ (623)	$ (623)
Reclassifications in earnings, net of tax of $24 and $6 for the three and six months ended June 30, 2016, $56 and $14 for the three and six months ended June 30, 2015	35	14	124	33	65
Change in fair value of derivative instrument, net of tax of $184 and $202, respectively	(84)	(1,075)	(739)	(2,662)	(2,410)	$ (623)
Balance at end of period	$ (3,583)	$ (3,252)	$ (3,583)	$ (3,252)	$ (2,968)	$ (623)